Condensed Statements of Cash Flows (Unaudited) - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2020	Mar. 31, 2019	Dec. 31, 2019	Dec. 31, 2018
CASH FLOWS FROM OPERATING ACTIVITIES:
Net loss	$ (238,877)	$ (123,523)	$ (1,013,294)	$ (969,463)
Adjustments to reconcile net loss to net cash (used in) provided by operating activities
Amortization				17,550
Impairment loss			29,440	99,412
Stock-based compensation		8,750	177,960
Amortization of debt discount to interest expense	82,500		61,875
Net realized (gain) loss on equity investments			(138,032)	100,759
Net unrealized gain on equity investments		(48,493)	170,191	278,680
Proceeds from sale of equity investments				727,496
Bad debt expense				35,000
Change in operating assets and liabilities:
Decrease in inventory	453		(129,393)	(26,973)
(Increase) in prepaid expenses and other current assets	(13,034)	(6,277)	17,698	22,888
Increase (decrease) in accounts payable and accrued expenses	51,297	20,019	29,231	(12,712)
Increase in accrued interest payable - related party	52
NET CASH USED IN OPERATING ACTIVITIES	(117,609)	(149,524)	(794,324)	272,637
CASH FLOWS FROM INVESTING ACTIVITIES:
Cash disbursements related to notes receivable				(250,000)
Purchase of equity investment			(5,197)
Proceeds from sale of equity investments			191,938
NET CASH PROVIDED BY (USED IN) INVESTING ACTIVITIES			186,741	(250,000)
CASH FLOWS FROM FINANCING ACTIVITIES:
Proceeds from sale of common stock				24,500
Redemption of common stock				(2,872)
Proceeds from sale of series B preferred stock, net			110,000
Net proceeds from convertible debt			295,000
Proceeds from note payable - related party	15,000		25,000
Repayment of note payable - related party			(25,000)
Repayment of insurance finance loan		(9,809)	(22,344)	(2,177)
NET CASH PROVIDED BY (USED IN) FINANCING ACTIVITIES	15,000	(9,809)	382,656	19,451
NET DECREASE IN CASH AND CASH EQUIVALENTS:	(102,609)	(159,333)	(224,927)	42,088
CASH AND CASH EQUIVALENTS - beginning of period	111,752	336,679	336,679	294,591
CASH AND CASH EQUIVALENTS - end of period	9,143	177,346	111,752	336,679
SUPPLEMENTAL DISCLOSURE OF CASH FLOW INFORMATION:
Interest
Income taxes
Non-cash investing and financing activities:
Common stock issued for acquisition of intangible assets and prepaid expenses			300,000	152,235
Increase in prepaid expenses and accrued expenses for insurance finance loan				24,521
Common stock issued for due diligence fee and related increase in debt discount			42,000
Warrants issued in connection with convertible debt and related increase in debt discount			$ 253,000